Share Capital, Warrants and Options - Schedule of Number and Weighted Average Remaining Contractual Life of Outstanding Share Options (Details)	6 Months Ended
	Jun. 30, 2018 Option $ / shares	Dec. 31, 2017 Option	Dec. 31, 2016 Option
Options Expiring July 29, 2018 [Member]
Disclosure of Stock Options Outstanding [Line Items]
Options outstanding	150,000
Options exercisable	150,000
Exercise price | $ / shares	$ 0.2
Weighted average remaining contractual life	29 days
Options Expiring September 30, 2018 [Member]
Disclosure of Stock Options Outstanding [Line Items]
Options outstanding	200,000
Options exercisable	200,000
Exercise price | $ / shares	$ 0.37
Weighted average remaining contractual life	2 months 30 days
Options Expiring July 9, 2019 [Member]
Disclosure of Stock Options Outstanding [Line Items]
Options outstanding	2,440,000
Options exercisable	2,440,000
Exercise price | $ / shares	$ 0.62
Weighted average remaining contractual life	1 year 7 days
Options Expiring August 27, 2019 [Member]
Disclosure of Stock Options Outstanding [Line Items]
Options outstanding	200,000
Options exercisable	200,000
Exercise price | $ / shares	$ 0.37
Weighted average remaining contractual life	1 year 1 month 27 days
Options Expiring September 26, 2019 [Member]
Disclosure of Stock Options Outstanding [Line Items]
Options outstanding	100,000
Options exercisable	100,000
Exercise price | $ / shares	$ 0.26
Weighted average remaining contractual life	1 year 2 months 27 days
Options Expiring November 5, 2019 [Member]
Disclosure of Stock Options Outstanding [Line Items]
Options outstanding	350,000
Options exercisable	350,000
Exercise price | $ / shares	$ 0.21
Weighted average remaining contractual life	1 year 4 months 6 days
Options Expiring December 19, 2019 [Member]
Disclosure of Stock Options Outstanding [Line Items]
Options outstanding	1,000,000
Options exercisable	1,000,000
Exercise price | $ / shares	$ 0.22
Weighted average remaining contractual life	1 year 5 months 20 days
Options Expiring February 3, 2020 [Member]
Disclosure of Stock Options Outstanding [Line Items]
Options outstanding	900,000
Options exercisable	900,000
Exercise price | $ / shares	$ 0.275
Weighted average remaining contractual life	1 year 7 months 6 days
Options Expiring October 5, 2020 [Member]
Disclosure of Stock Options Outstanding [Line Items]
Options outstanding	450,000
Options exercisable	450,000
Exercise price | $ / shares	$ 0.2
Weighted average remaining contractual life	2 years 3 months 8 days
Options Expiring January 28, 2021 [Member]
Disclosure of Stock Options Outstanding [Line Items]
Options outstanding	5,443,000
Options exercisable	5,443,000
Exercise price | $ / shares	$ 0.21
Weighted average remaining contractual life	2 years 6 months 29 days
Options Expiring February 21, 2022 [Member]
Disclosure of Stock Options Outstanding [Line Items]
Options outstanding	7,637,500
Options exercisable	7,637,500
Exercise price | $ / shares	$ 0.12
Weighted average remaining contractual life	3 years 7 months 24 days
Options Expiring December 20, 2022 [Member]
Disclosure of Stock Options Outstanding [Line Items]
Options outstanding	1,000,000
Options exercisable	1,000,000
Exercise price | $ / shares	$ 0.12
Weighted average remaining contractual life	4 years 5 months 23 days
Options Expiring February 28, 2023 [Member]
Disclosure of Stock Options Outstanding [Line Items]
Options outstanding	5,725,000
Options exercisable	5,725,000
Exercise price | $ / shares	$ 0.12
Weighted average remaining contractual life	4 years 7 months 24 days
Options Expiring May 1, 2023 [Member]
Disclosure of Stock Options Outstanding [Line Items]
Options outstanding	500,000
Options exercisable	500,000
Exercise price | $ / shares	$ 0.12
Weighted average remaining contractual life	4 years 10 months 3 days
Options Expiring May 4, 2023 [Member]
Disclosure of Stock Options Outstanding [Line Items]
Options outstanding	200,000
Options exercisable	200,000
Exercise price | $ / shares	$ 0.12
Weighted average remaining contractual life	4 years 10 months 6 days
Stock Option Plan [Member]
Disclosure of Stock Options Outstanding [Line Items]
Options outstanding	26,295,500	20,720,500	12,823,000
Options exercisable	26,295,500
Weighted average remaining contractual life	3 years 2 months 5 days